UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3361

Fidelity Massachusetts Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Massachusetts Municipal Income Fund and Fidelity® Massachusetts Municipal Money Market Fund Semi-Annual Report July 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Massachusetts Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	21.4	20.7
Education	19.5	19.7
Health Care	17.2	18.7
Transportation	12.0	11.0
General Obligations	11.5	11.0

Quality Diversification (% of fund's net assets)

As of July 31, 2016
AAA	11.9%
AA,A	79.2%
BBB	6.2%
Not Rated	1.5%
Short-Term Investments and Net Other Assets	1.2%

As of January 31, 2016
AAA	12.8%
AA,A	76.5%
BBB	6.7%
Not Rated	2.2%
Short-Term Investments and Net Other Assets	1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Massachusetts Municipal Income Fund

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$2,740,000	$2,760,358
Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	1,465,000	1,549,413

TOTAL GUAM		4,309,771

Massachusetts - 98.6%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,653,250
Boston Gen. Oblig. Series 2012 A:
5% 4/1/21	8,130,000	9,676,814
5% 4/1/22	2,050,000	2,502,722
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25 (Pre-Refunded to 5/1/19 @ 100)	1,725,000	1,928,757
5% 11/1/26 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,677,180
5% 11/1/28 (Pre-Refunded to 5/1/19 @ 100)	2,195,000	2,454,273
Series 2012 A, 4% 11/1/25	2,950,000	3,408,932
Sr. Series A, 5.25% 11/1/19	6,305,000	6,762,554
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	3,032,366
5% 5/15/27	2,000,000	2,668,660
5% 5/15/28	600,000	810,606
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,045,785
5% 1/1/24	340,000	411,060
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,424,266
4% 12/1/24	1,360,000	1,581,449
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,210
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	2,076,744
5% 11/1/21	1,730,000	2,074,841
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	270,000	279,050
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,770,000	2,037,606
7% 3/1/21	610,000	713,895
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2012 A, 5% 7/1/22	6,110,000	7,489,699
Series A, 5.25% 7/1/34	17,580,000	19,057,072
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,016,665
5.25% 7/1/23	3,950,000	5,013,933
Series 2005 A, 5% 7/1/24	16,175,000	20,604,524
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,574,960
Series 2006 A:
5.25% 7/1/29	3,005,000	4,111,381
5.25% 7/1/32	6,745,000	9,438,616
Series 2010 B:
5% 7/1/26	1,000,000	1,159,300
5% 7/1/28	1,000,000	1,155,540
5% 7/1/30	1,000,000	1,152,620
Series 2015 A:
5% 7/1/40	14,570,000	17,947,326
5% 7/1/45	14,125,000	17,334,906
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,449,365
5% 7/1/30	3,725,000	4,542,302
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A:
5.25% 8/1/22	6,525,000	8,121,668
5.25% 2/1/24	1,170,000	1,504,784
5.25% 8/1/24	3,780,000	4,916,911
Series 6, 5.25% 8/1/19	30,000	30,110
Series 8:
5% 8/1/17	110,000	110,387
5% 8/1/20	105,000	105,361
Series 14:
5% 8/1/32	5,685,000	6,363,164
5% 8/1/38	8,390,000	9,343,356
Series 18:
5% 2/1/28	3,500,000	4,407,655
5% 2/1/29	6,355,000	7,951,630
Series 2002 A, 5.25% 8/1/20	680,000	682,462
Series 2010 A, 5% 8/1/21	9,000,000	10,498,590
Series 2012 A:
5% 8/1/27	5,900,000	7,162,541
5% 8/1/28	6,570,000	7,963,300
Series 2014, 5% 8/1/25	7,900,000	10,311,159
Series 6, 5.5% 8/1/30	1,310,000	1,314,703
5% 8/1/21	7,520,000	8,478,950
5% 8/1/22	4,290,000	4,835,688
5% 8/1/23	5,000,000	5,634,400
5% 8/1/28	3,480,000	3,909,397
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.):
Series 2012 A:
5% 6/1/24	11,880,000	14,101,679
5% 6/1/25	12,940,000	15,353,181
Series 2014 A, 5% 6/1/44	27,295,000	33,156,055
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	27,750,000	34,303,718
Series 2013 A, 5% 6/1/43	10,000,000	11,613,800
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/22	11,000,000	12,507,660
5% 1/1/25	13,340,000	15,144,235
5% 1/1/26	4,210,000	4,774,856
5% 1/1/27	7,000,000	7,931,560
5% 1/1/30	5,000,000	5,647,450
5% 1/1/32	3,495,000	3,936,279
5% 1/1/35	4,230,000	4,755,028
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,519,930
5.25% 11/15/41	4,620,000	5,410,667
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	3,100,000	3,557,436
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,132,924
5% 10/1/24	1,210,000	1,317,835
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,724,922
5.25% 12/1/25	820,000	914,341
5.625% 12/1/30	1,000,000	1,118,860
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	12,063,870
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	8,064,000
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	12,485,000	14,871,508
Series 2008:
5% 9/1/22	750,000	815,588
5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	350,000	381,371
5% 9/1/26	1,020,000	1,108,312
5% 9/1/26 (Pre-Refunded to 9/1/18 @ 100)	480,000	523,022
5.75% 9/1/25 (Pre-Refunded to 9/1/18 @ 100)	9,500,000	10,498,260
Series 2010 B1, 5% 10/15/40	22,510,000	26,173,728
Series 2010 B2, 5.25% 2/1/34	5,000,000	5,909,900
Series 2011 B, 5% 7/1/41	6,520,000	7,559,549
Series 2011 H:
5.125% 7/1/26	5,500,000	6,322,305
5.5% 7/1/31	7,750,000	8,973,338
Series 2011:
5% 10/1/20	1,215,000	1,397,566
5% 7/1/41	5,000,000	5,797,200
5.25% 10/1/41	5,485,000	6,587,320
Series 2012 G:
5% 10/1/23	2,245,000	2,615,582
5% 10/1/24	1,625,000	1,896,733
5% 10/1/25	1,600,000	1,866,688
5% 10/1/26	2,170,000	2,517,699
5% 10/1/27	2,235,000	2,581,157
5% 10/1/28	1,240,000	1,428,753
Series 2012 J, 5% 7/1/42	7,000,000	8,289,470
Series 2012 L, 5% 7/1/36	6,000,000	6,950,520
Series 2013 A:
6.25% 11/15/33 (a)	2,245,000	2,480,635
6.5% 11/15/43 (a)	4,000,000	4,416,040
Series 2013 E:
5% 11/1/38	3,400,000	4,097,340
5% 11/1/43	15,000,000	18,065,250
Series 2013 F:
4% 7/1/32	2,050,000	2,198,236
4% 7/1/43	21,685,000	22,848,834
5% 7/1/27	1,300,000	1,563,562
5% 7/1/37	3,925,000	4,485,255
Series 2013 G, 5% 7/1/44	17,105,000	19,328,137
Series 2013 P, 5% 7/1/43	12,320,000	14,738,293
Series 2013 X, 5% 10/1/48	14,920,000	17,881,172
Series 2013, 5% 7/1/21	1,085,000	1,266,933
Series 2014 A:
5% 3/1/32	1,700,000	2,082,364
5% 3/1/33	1,250,000	1,527,188
5% 3/1/39	4,000,000	4,855,520
5% 3/1/44	15,730,000	19,106,602
Series 2014 F:
5% 7/15/19	250,000	274,320
5% 7/15/20	300,000	337,173
5% 7/15/21	300,000	344,652
5% 7/15/22	400,000	468,220
5% 7/15/23	350,000	417,060
5% 7/15/24	400,000	468,716
5% 7/15/25	550,000	641,416
5% 7/15/26	500,000	579,980
5% 7/15/27	200,000	230,474
5% 7/15/28	320,000	367,882
5.625% 7/15/36	800,000	931,392
5.75% 7/15/43	4,700,000	5,476,487
Series 2014 M4, 5% 7/1/44	15,000,000	17,532,150
Series 2014 P:
5% 10/1/32	5,000,000	6,115,750
5% 10/1/46	7,080,000	8,585,704
Series 2015 D, 5% 7/1/44	9,975,000	11,660,576
Series 2015 F, 5% 8/15/45	17,000,000	20,190,560
Series 2015 H1:
5% 7/1/26	3,585,000	4,485,373
5% 7/1/29	3,750,000	4,598,775
5% 7/1/30	1,800,000	2,196,018
5% 7/1/31	1,190,000	1,443,256
5% 7/1/32	1,000,000	1,207,450
5% 7/1/33	1,000,000	1,202,120
Series 2015 O2:
5% 7/1/27	8,635,000	10,924,829
5% 7/1/29	4,495,000	5,619,739
Series 2015 Q:
5% 8/15/28	1,000,000	1,266,640
5% 8/15/29	1,000,000	1,260,930
5% 8/15/32	1,500,000	1,881,465
5% 8/15/33	1,500,000	1,874,415
5% 8/15/34	1,790,000	2,228,425
5% 8/15/38	1,690,000	2,092,896
Series 2015:
5% 1/1/25	3,525,000	4,270,009
5% 1/1/27	2,695,000	3,253,108
5% 1/1/28	1,850,000	2,231,544
5% 1/1/29	2,945,000	3,522,515
Series 2016 I:
5% 7/1/30	1,400,000	1,719,340
5% 7/1/31	1,350,000	1,648,607
5% 7/1/32	1,610,000	1,956,649
5% 7/1/34	3,000,000	3,631,290
5% 7/1/36	2,000,000	2,401,480
5% 7/1/37	1,470,000	1,760,840
5% 7/1/38	1,000,000	1,196,890
5% 7/1/41	5,750,000	6,854,575
Series 2016 Q, 5% 7/1/46	7,600,000	9,401,580
Series 2016:
5% 7/1/26	1,710,000	2,149,863
5% 7/1/29	2,000,000	2,480,120
5% 7/1/30	2,000,000	2,470,120
5% 9/1/33	475,000	598,538
5% 9/1/35	375,000	468,668
5% 7/1/36	3,000,000	3,619,620
5% 9/1/36	315,000	391,750
5% 9/1/37	840,000	1,036,148
5% 7/1/41	3,700,000	4,379,061
5% 7/1/46	1,440,000	1,697,472
5% 9/1/46	3,235,000	4,023,208
5% 9/1/52	4,000,000	4,818,640
Series I, 6.875% 1/1/41	9,540,000	11,534,432
Series L, 5% 7/1/41	4,900,000	5,663,714
Series N 2016:
5% 12/1/41	8,000,000	9,793,920
5% 12/1/46	7,175,000	8,732,908
5% 3/1/34	4,375,000	5,331,375
5.25% 7/1/25	1,000,000	1,181,550
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,234,930
5.25% 7/1/26	1,000,000	1,174,840
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,234,930
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (b)	2,000,000	2,274,040
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,055,410
5.5% 1/1/22	3,500,000	3,935,400
5.5% 1/1/23 (c)	1,105,000	1,188,372
Series 2010 B, 4.8% 1/1/17 (c)	1,340,000	1,359,309
Massachusetts Fed. Hwy. Series 2013 A:
5% 6/15/26	5,000,000	6,117,600
5% 6/15/27	5,000,000	6,101,700
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,822,260
Series 2006 B:
5.25% 9/1/22	5,360,000	6,664,249
5.25% 9/1/23	9,400,000	11,953,792
Series 2007 A, 0.996% 5/1/37 (b)	20,250,000	18,959,063
Series 2009 A, 5% 3/1/39 (Pre-Refunded to 3/1/19 @ 100)	17,000,000	18,891,930
Series 2011 A, 5% 4/1/26	5,425,000	6,391,789
Series 2011 B:
5% 8/1/23 (Pre-Refunded to 8/1/20 @ 100)	5,770,000	6,718,357
5% 8/1/24 (Pre-Refunded to 8/1/20 @ 100)	1,750,000	2,037,630
5% 8/1/25	1,930,000	2,234,014
Series 2014 E:
5% 9/1/28	10,400,000	12,587,536
5% 9/1/29	7,500,000	9,062,925
5% 9/1/30	5,000,000	6,032,250
5% 9/1/31	8,000,000	9,630,960
Series 2015 A, 4% 5/1/25	19,000,000	21,969,700
Series 2015 C:
5% 7/1/40	7,675,000	9,398,268
5% 7/1/45	22,075,000	26,931,721
Series 2016 A, 5% 3/1/46	15,900,000	19,114,503
Series 2016 B:
5% 7/1/34	10,245,000	12,869,871
5% 7/1/35	5,500,000	6,881,215
5% 7/1/36	5,260,000	6,549,121
5% 7/1/37	3,495,000	4,341,000
5% 7/1/38	5,170,000	6,416,280
Series 2016:
5% 3/1/31	1,500,000	1,843,350
5% 3/1/32	7,500,000	9,186,900
Series C, 5.5% 12/1/22	7,800,000	9,864,894
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,427,375
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,007,160
5% 10/1/19	3,290,000	3,450,124
5% 10/1/21	3,270,000	3,428,366
5% 10/1/23	2,000,000	2,096,380
5% 10/1/25	5,950,000	6,235,362
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	6,095,000	6,123,098
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,221,360
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,102,150
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	3,164,997
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,102,947
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	22,797,000
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	604,296
5% 10/1/17	775,000	813,742
5% 10/1/18	500,000	544,900
5% 10/1/20	2,000,000	2,177,340
5% 10/1/22	1,160,000	1,262,335
5% 10/1/27	3,030,000	3,294,580
5% 10/1/28	1,000,000	1,086,870
5% 10/1/33	5,000,000	5,423,100
Series 2009 Y1:
5% 10/1/17	1,570,000	1,648,484
5% 10/1/19	1,730,000	1,951,129
Series 2009 Y2:
5% 10/1/17	1,145,000	1,202,239
5% 10/1/18	1,215,000	1,324,107
(Partners HealthCare Sys., Inc. Proj.):
Series 2009 I3, 5% 7/1/21	2,300,000	2,573,861
Series 2010 J1, 5% 7/1/39	23,500,000	26,096,985
(Tufts Univ. Proj.) Series J, 5.5% 8/15/17	500,000	525,840
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,298,638
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	21,474,227
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,903,827
5.375% 6/1/30	8,000,000	8,661,200
Series 2007 E:
5% 7/15/32	1,155,000	1,188,761
5% 7/15/37	2,750,000	2,817,238
Series 2010 C:
5% 7/1/30	4,460,000	4,920,183
5.125% 7/1/35	530,000	580,896
Series E, 5% 7/15/27	7,195,000	7,478,267
Massachusetts Port Auth. Rev.:
Series 2007 C, 5% 7/1/17 (FSA Insured) (c)	1,660,000	1,727,346
Series 2010 A:
5% 7/1/34	2,000,000	2,295,300
5% 7/1/40	12,000,000	13,682,760
Series 2012 A:
5% 7/1/37 (c)	2,000,000	2,347,520
5% 7/1/42 (c)	10,300,000	11,995,689
Series 2012 B:
5% 7/1/25	4,150,000	5,010,378
5% 7/1/27	6,570,000	7,894,841
5% 7/1/28	5,030,000	6,034,843
Series 2014 B, 5% 7/1/39 (c)	4,965,000	5,831,393
Series 2014 C:
5% 7/1/28	3,000,000	3,737,430
5% 7/1/29	4,205,000	5,182,536
5% 7/1/30	3,000,000	3,677,610
Series 2015 A:
5% 7/1/28	460,000	581,118
5% 7/1/28 (c)	500,000	614,535
5% 7/1/29 (c)	1,245,000	1,514,430
5% 7/1/30	1,400,000	1,749,006
5% 7/1/30 (c)	1,450,000	1,753,398
5% 7/1/40 (c)	2,000,000	2,381,320
5% 7/1/45	5,570,000	6,785,430
5% 7/1/45 (c)	3,500,000	4,151,980
Series 2016 A:
5% 7/1/26	695,000	910,026
5% 7/1/28	760,000	980,643
5% 7/1/30	1,660,000	2,117,695
5% 7/1/32	1,970,000	2,494,867
5% 7/1/36	3,760,000	4,673,943
Series 2016 B:
4% 7/1/46 (c)	10,455,000	11,308,128
5% 7/1/43 (c)	6,410,000	7,709,115
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,615,000	1,671,477
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,034,880
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,560,000	1,614,990
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,035,990
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,175,000	5,327,249
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	14,930,500
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/17 (AMBAC Insured) (c)	5,555,000	5,575,276
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,022,080
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,012,750
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37	25,000	26,023
Series 2011 B:
5% 10/15/41	25,000,000	29,580,750
5.25% 10/15/35	12,500,000	14,974,625
Series 2012 A:
5% 8/15/23	15,000,000	18,337,200
5% 8/15/24	27,500,000	33,582,175
5% 8/15/25	28,475,000	34,772,798
Series 2012 B:
5% 8/15/27	10,000,000	12,185,700
5% 8/15/28	12,000,000	14,607,240
5% 8/15/30	25,900,000	31,443,377
Series 2013 A, 5% 5/15/43	18,675,000	22,368,915
Series 2015 C, 5% 8/15/37	10,000,000	12,273,300
Series 2016 A:
5% 11/15/40	7,335,000	9,002,392
5% 11/15/41	7,710,000	9,455,390
5% 11/15/45	18,410,000	22,491,497
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,547,848
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,832,700
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,353,060
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	6,746,497
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	10,000,000	11,341,600
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,081,453
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,724,160
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,191,806
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,132,367
Series 2008 A, 5% 5/1/19 (Pre-Refunded to 5/1/18 @ 100)	1,730,000	1,864,404
Series 2009 A:
5.375% 5/1/34 (Pre-Refunded to 5/1/19 @ 100)	2,305,000	2,604,120
5.5% 5/1/49 (Pre-Refunded to 5/1/19 @ 100)	3,440,000	3,898,105
Series 2009 B:
5% 5/1/35	5,560,000	6,430,807
5% 5/1/40	4,625,000	5,336,418
Series 2012 A:
5% 5/1/36	7,360,000	8,728,003
5% 5/1/41	10,000,000	11,768,600
Series 2012 B:
5% 5/1/29	2,000,000	2,421,860
5% 5/1/30	1,870,000	2,263,280
5% 5/1/37	3,075,000	3,661,433
5% 5/1/43	11,125,000	13,026,151
Series 2014 B:
5% 5/1/39	2,500,000	2,991,925
5% 5/1/44	13,935,000	16,698,868
Series 2014 D:
5% 5/1/39	7,575,000	9,186,430
5% 5/1/41	4,515,000	5,467,530
Series 2016 A:
5% 5/1/38	11,450,000	13,906,025
5% 5/1/41	7,960,000	9,639,321
5% 5/1/49	12,015,000	14,475,912
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,634,508
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,431,852
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	6,121,885
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	25,582,059
Sr. Series C:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,684,428
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	13,528,891
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	9,160,000	9,996,858
Series 2009 A:
5% 8/1/34 (Pre-Refunded to 8/1/19 @ 100)	6,350,000	7,161,784
5% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	8,360,000	9,428,742
Series 2009 B1, 5% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	520,000	585,650
Series 2009, 5% 8/1/22	2,020,000	2,272,460
Series 2011 B:
5% 8/1/36	4,110,000	4,804,015
5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	905,000	1,086,796
5% 8/1/41	16,000,000	18,576,160
Series 2011 C:
5% 8/1/23	6,070,000	7,286,064
5% 8/1/24	22,090,000	26,479,725
5% 8/1/25	14,235,000	17,055,950
5.25% 8/1/42	8,425,000	9,948,661
Series 2012 A, 5% 8/1/37	8,000,000	9,483,520
Series 2014 F, 5% 8/1/26	8,790,000	11,160,224
Series 2016 B, 5% 8/1/40	4,625,000	5,800,074
Series 2016 C:
5% 8/1/35	10,000,000	12,643,400
5% 8/1/40	27,000,000	33,859,890
Series J, 5% 8/1/42	100,000	100,272
5% 8/1/27 (Pre-Refunded to 2/1/17 @ 100)	150,000	153,353
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,003,030
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23 (Pre-Refunded to 4/1/19 @ 100)	1,490,000	1,623,951
5% 4/1/20 (Pre-Refunded to 4/1/19 @ 100)	1,840,000	2,053,918
5% 4/1/21 (Pre-Refunded to 4/1/19 @ 100)	1,915,000	2,137,638
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,416,870
5% 5/15/25	1,150,000	1,300,041
5% 10/15/17	1,665,000	1,754,727
5% 10/15/19	500,000	568,765
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,327,226
5% 2/1/22	1,245,000	1,500,984
5% 2/1/23	1,185,000	1,468,037
Revere Gen. Oblig. Series 2009:
5% 4/1/28 (Pre-Refunded to 4/1/19 @ 100)	515,000	574,148
5% 4/1/39 (Pre-Refunded to 4/1/19 @ 100)	2,000,000	2,229,700
5.5% 4/1/27 (Pre-Refunded to 4/1/19 @ 100)	2,510,000	2,831,330
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,125,550
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,125,080
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,124,600
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	2,079,697
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,501,385
5% 11/1/28	6,000,000	7,669,320
5% 11/1/29	6,230,000	7,914,592
5% 11/1/30	6,000,000	7,593,180
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,309,620
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	21,985,535
Series 2014 1, 5% 11/1/44	20,445,000	24,963,141
Series 2015 1, 5% 11/1/40	9,595,000	11,839,942
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,724,793
5% 3/1/27	2,740,000	3,395,682
Worcester Gen. Oblig. Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	311,122
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,827

TOTAL MASSACHUSETTS		2,389,909,700

TOTAL MUNICIPAL BONDS
(Cost $2,202,611,407)		2,394,219,471
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $2,202,611,407)		2,394,219,471
NET OTHER ASSETS (LIABILITIES) - 1.2%		29,801,208
NET ASSETS - 100%		$2,424,020,679

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,896,675 or 0.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,123,098 or 0.3% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$5,716,683

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Special Tax	21.4%
Education	19.5%
Health Care	17.2%
Transportation	12.0%
General Obligations	11.5%
Water & Sewer	11.3%
Others* (Individually Less Than 5%)	7.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,202,611,407)		$2,394,219,471
Cash		8,180,701
Receivable for fund shares sold		773,571
Interest receivable		24,213,744
Other receivables		5,745
Total assets		2,427,393,232
Liabilities
Payable for fund shares redeemed	$413,354
Distributions payable	2,014,157
Accrued management fee	726,077
Other affiliated payables	185,791
Other payables and accrued expenses	33,174
Total liabilities		3,372,553
Net Assets		$2,424,020,679
Net Assets consist of:
Paid in capital		$2,217,646,600
Undistributed net investment income		1,021,890
Accumulated undistributed net realized gain (loss) on investments		13,744,125
Net unrealized appreciation (depreciation) on investments		191,608,064
Net Assets, for 188,612,319 shares outstanding		$2,424,020,679
Net Asset Value, offering price and redemption price per share ($2,424,020,679 ÷ 188,612,319 shares)		$12.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Interest		$39,472,043
Expenses
Management fee	$4,237,482
Transfer agent fees	877,168
Accounting fees and expenses	209,000
Custodian fees and expenses	8,741
Independent trustees' fees and expenses	5,454
Registration fees	13,937
Audit	30,321
Legal	5,854
Miscellaneous	(2,211)
Total expenses before reductions	5,385,746
Expense reductions	(13,275)	5,372,471
Net investment income (loss)		34,099,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,984,598
Total net realized gain (loss)		13,984,598
Change in net unrealized appreciation (depreciation) on investment securities		33,351,678
Net gain (loss)		47,336,276
Net increase (decrease) in net assets resulting from operations		$81,435,848

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,099,572	$69,063,809
Net realized gain (loss)	13,984,598	10,265,740
Change in net unrealized appreciation (depreciation)	33,351,678	(23,137,534)
Net increase (decrease) in net assets resulting from operations	81,435,848	56,192,015
Distributions to shareholders from net investment income	(34,050,777)	(68,957,843)
Distributions to shareholders from net realized gain	(2,742,719)	(7,490,890)
Total distributions	(36,793,496)	(76,448,733)
Share transactions
Proceeds from sales of shares	197,945,480	336,980,121
Reinvestment of distributions	23,946,085	49,412,841
Cost of shares redeemed	(117,915,620)	(317,923,286)
Net increase (decrease) in net assets resulting from share transactions	103,975,945	68,469,676
Redemption fees	3,952	21,279
Total increase (decrease) in net assets	148,622,249	48,234,237
Net Assets
Beginning of period	2,275,398,430	2,227,164,193
End of period	$2,424,020,679	$2,275,398,430
Other Information
Undistributed net investment income end of period	$1,021,890	$973,095
Shares
Sold	15,597,199	27,018,387
Issued in reinvestment of distributions	1,885,615	3,965,810
Redeemed	(9,280,941)	(25,549,912)
Net increase (decrease)	8,201,873	5,434,285

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Massachusetts Municipal Income Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.61	$12.73	$11.99	$12.69	$12.63	$11.53
Income from Investment Operations
Net investment income (loss)A	.184	.390	.405	.399	.420	.448
Net realized and unrealized gain (loss)	.255	(.079)	.763	(.630)	.141	1.142
Total from investment operations	.439	.311	1.168	(.231)	.561	1.590
Distributions from net investment income	(.184)	(.389)	(.405)	(.399)	(.418)	(.449)
Distributions from net realized gain	(.015)	(.042)	(.023)	(.070)	(.083)	(.041)
Total distributions	(.199)	(.431)	(.428)	(.469)	(.501)	(.490)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$12.85	$12.61	$12.73	$11.99	$12.69	$12.63
Total ReturnC,D	3.51%	2.54%	9.91%	(1.79)%	4.51%	14.09%
Ratios to Average Net AssetsE
Expenses before reductions	.46%F	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%F	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%F	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.92%F	3.13%	3.29%	3.28%	3.31%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$2,424,021	$2,275,398	$2,227,164	$2,000,388	$2,559,130	$2,369,960
Portfolio turnover rate	16%F	11%	8%	11%	19%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/16	% of fund's investments 1/31/16	% of fund's investments 7/31/15
1 - 7	85.4	77.4	80.6
8 - 30	1.9	4.0	2.5
31 - 60	4.8	3.6	4.2
61 - 90	2.7	4.2	3.8
91 - 180	2.3	8.3	3.2
> 180	2.9	2.5	5.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2016
Variable Rate Demand Notes (VRDNs)	46.9%
Tender Option Bond	18.4%
Other Municipal Security	23.6%
Investment Companies	10.4%
Net Other Assets (Liabilities)	0.7%

As of January 31, 2016
Variable Rate Demand Notes (VRDNs)	38.9%
Tender Option Bond	14.3%
Other Municipal Security	26.2%
Investment Companies	15.5%
Net Other Assets (Liabilities)	5.1%

Current And Historical 7-Day Yields

	7/31/16	4/30/16	1/31/16	10/31/15	7/31/15
Fidelity® Massachusetts Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2016, the most recent period shown in the table, would have been -0.01%.

Fidelity® Massachusetts Municipal Money Market Fund

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 46.9%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.7% 8/5/16, VRDN (a)(b)	$3,500,000	$3,500,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.53% 8/5/16, VRDN (a)	12,800,000	12,800,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.53% 8/5/16, VRDN (a)	1,800,000	1,800,000
Arkansas - 0.2%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.72% 8/5/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	12,300,000	12,300,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.65% 8/5/16, VRDN (a)	1,200,000	1,200,000
Series 1994, 0.54% 8/1/16, VRDN (a)(b)	1,300,000	1,300,000
Series 1999 A, 0.53% 8/5/16, VRDN (a)	1,100,000	1,100,000
		3,600,000
Georgia - 0.6%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.55% 8/5/16, VRDN (a)	8,650,000	8,650,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 0.46% 8/1/16, VRDN (a)(b)	700,000	700,000
Series 2013, 0.55% 8/5/16, VRDN (a)	5,600,000	5,600,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.46% 8/1/16, VRDN (a)	6,425,000	6,425,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.46% 8/1/16, VRDN (a)	2,700,000	2,700,000
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.46% 8/1/16, VRDN (a)	6,440,000	6,440,000
		30,515,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 8/5/16, VRDN (a)(b)	700,000	700,000
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.59% 8/5/16, LOC Comerica Bank, VRDN (a)(b)	3,090,000	3,090,000
		3,790,000
Massachusetts - 44.3%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.48% 8/5/16, LOC Bank of America NA, VRDN (a)(b)	980,000	980,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.46% 8/5/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	18,505,000	18,505,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.43% 8/5/16, LOC Citibank NA, VRDN (a)	66,850,000	66,850,000
Series 2010 A2:
0.4% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	44,150,000	44,150,000
0.42% 8/5/16, LOC Barclays Bank PLC, VRDN (a)	88,465,000	88,465,000
Series 2010 A3, 0.48% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	82,545,000	82,545,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.63% 8/5/16, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
(Monkiewicz Realty Trust Proj.) 0.66% 8/5/16, LOC Bank of America NA, VRDN (a)(b)	1,440,000	1,440,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.52% 8/5/16, LOC Freddie Mac, VRDN (a)(b)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.5% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.45% 8/5/16, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(b)	12,700,000	12,700,000
(Tammy Brook Apts. Proj.) Series 2009, 0.44% 8/5/16, LOC Freddie Mac, VRDN (a)	6,070,000	6,070,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.43% 8/5/16, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,325,000	3,325,000
(Boston Univ. Proj.) Series U3, 0.43% 8/5/16, LOC Northern Trust Co., VRDN (a)	36,400,000	36,400,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.44% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,110,000	13,110,000
(Clark Univ. Proj.) 0.44% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	33,200,000	33,200,000
(College of the Holy Cross Proj.) Series 2008 A, 0.37% 8/1/16, LOC JPMorgan Chase Bank, VRDN (a)	25,130,000	25,130,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.47% 8/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	2,025,000	2,025,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.46% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	4,125,000	4,125,000
(ISO New England, Inc. Proj.) Series 2005, 0.43% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	28,665,000	28,665,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.46% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	17,035,000	17,035,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.43% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	10,455,000	10,455,000
Series 2008 B, 0.43% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	4,740,000	4,740,000
(Simmons College Proj.) Series G, 0.46% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)	44,140,000	44,140,000
(Wilber School Apts. Proj.) Series 2008 A, 0.45% 8/5/16, LOC Bank of America NA, VRDN (a)	6,500,000	6,500,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.45% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	23,145,000	23,145,000
Series 2001, 0.46% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	3,665,000	3,665,000
Series 2006:
0.43% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	3,545,000	3,545,000
0.44% 8/5/16, LOC PNC Bank NA, VRDN (a)	14,535,000	14,535,000
Series 2010, 0.44% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,695,000	6,695,000
Series 2014 M2, 0.43% 8/5/16, LOC Bank of New York, New York, VRDN (a)	39,200,000	39,200,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.44% 8/5/16 (Liquidity Facility Citibank NA), VRDN (a)	76,200,000	76,200,000
Series 2001 C, 0.44% 8/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	186,905,000	186,905,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.44% 8/5/16, VRDN (a)	11,000,000	11,000,000
Series 2005 I, 0.44% 8/5/16, VRDN (a)	14,040,000	14,040,000
Series 2005 J1, 0.44% 8/5/16, VRDN (a)	5,500,000	5,500,000
Series 2005 J2, 0.36% 8/1/16, VRDN (a)	6,300,000	6,300,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.43% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)	35,000,000	35,000,000
Series 2009 J2, 0.38% 8/1/16, LOC JPMorgan Chase Bank, VRDN (a)	8,250,000	8,250,000
Series 2009 K, 0.43% 8/5/16, LOC Bank of America NA, VRDN (a)	13,600,000	13,600,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.37% 8/1/16, LOC Wells Fargo Bank NA, VRDN (a)	14,660,000	14,660,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.42% 8/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	62,100,000	62,100,000
Series 2010 N4, 0.4% 8/1/16, LOC Wells Fargo Bank NA, VRDN (a)	131,490,000	131,490,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.44% 8/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	8,190,000	8,190,000
(Fairview Extended Care Proj.) Series B, 0.56% 8/5/16, LOC Bank of America NA, VRDN (a)	21,195,000	21,195,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.43% 8/5/16, VRDN (a)	110,950,000	110,949,996
Series 2001 J2, 0.43% 8/5/16, VRDN (a)	64,870,000	64,870,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.55% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)	35,040,000	35,040,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.43% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	38,850,000	38,850,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.43% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	43,995,000	43,995,000
(Wellesley College Proj.):
Series B, 0.43% 8/5/16, VRDN (a)	5,200,000	5,200,000
Series I, 0.43% 8/5/16, VRDN (a)	47,650,000	47,650,000
(Williams College Proj.):
Series I, 0.43% 8/5/16, VRDN (a)	20,950,000	20,950,000
Series J, 0.44% 8/5/16, VRDN (a)	26,661,000	26,661,000
Series 1999 G, 0.43% 8/5/16, VRDN (a)	13,915,000	13,914,995
Series 2009 O-1, 0.48% 8/5/16, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	17,195,000	17,195,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 0.47% 8/5/16, LOC Bank of America NA, VRDN (a)	9,400,000	9,400,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.47% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	20,300,000	20,300,000
Series 2009 A, 0.48% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	6,660,000	6,660,000
Series 2013 F, 0.47% 8/5/16, LOC TD Banknorth, NA, VRDN (a)(b)	26,130,000	26,130,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.7% 8/5/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	160,000	160,000
0.43% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	2,900,000	2,900,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.46% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	5,700,000	5,700,000
Massachusetts Port Auth. Rev. Series 2010 D, 0.46% 8/5/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	78,690,000	78,690,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.47% 8/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	32,100,000	32,100,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.47% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	52,800,000	52,800,000
Series 2008 C2, 0.45% 8/5/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	33,000,000	33,000,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.46% 8/5/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	90,680,000	90,680,000
		2,090,405,991
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.7% 8/5/16, VRDN (a)(b)	3,400,000	3,400,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.61% 8/5/16, VRDN (a)(b)	1,100,000	1,100,000
Series 2016 D, 0.6% 8/5/16, VRDN (a)(b)	1,300,000	1,300,000
Series 2016 E, 0.59% 8/5/16, VRDN (a)(b)	1,300,000	1,300,000
		3,700,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.7% 8/5/16, VRDN (a)(b)	3,400,000	3,400,000
Texas - 0.8%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.47% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,800,000	5,800,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.57% 8/1/16, VRDN (a)	7,250,000	7,250,000
Series 2004, 0.72% 8/5/16, VRDN (a)(b)	5,400,000	5,400,000
Series 2009 A, 0.57% 8/1/16, VRDN (a)	1,200,000	1,200,000
Series 2009 B, 0.57% 8/1/16, VRDN (a)	3,000,000	3,000,000
Series 2010 B, 0.57% 8/1/16, VRDN (a)	4,000,000	4,000,000
Series 2010 D, 0.57% 8/1/16, VRDN (a)	11,100,000	11,100,000
		37,750,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.75% 8/5/16, VRDN (a)(b)	4,000,000	4,000,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.57% 8/5/16, VRDN (a)(b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $2,211,160,991)		2,211,160,991

Tender Option Bond - 18.4%
California - 0.2%
California Edl. Facilities Auth. Rev. Participating VRDN Series 16 XM 0146, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,000,000	2,000,000
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 0.59% 8/5/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,125,000	6,125,000
		8,125,000
Massachusetts - 18.1%
JPMorgan Chase Participating VRDN:
Series Putters 16 5004, 0.39% 8/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,400,000	15,400,000
Series Putters 16 5005, 0.39% 8/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,600,000	16,600,000
Massachusetts Clean Wtr. Trust Participating VRDN:
Series Clipper 05 36, 0.47% 8/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	8,105,000	8,105,000
Series Clipper 06 11, 0.48% 8/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	34,300,000	34,300,000
Series Putters 3159, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,490,000	15,490,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series WF 10 56C, 0.64%, tender 8/4/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	19,830,000	19,830,000
Participating VRDN:
Series 15 XF0245, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,135,000	8,135,000
Series 2016 XF2207, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Series 2016 XM0136, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	1,875,000	1,875,000
Series 2016 XM0137, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,865,000	2,865,000
Series MS 3373, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,100,000	7,100,000
Series MS 3389X, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series Putters 3840, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,600,000	8,600,000
Series ROC II R 11999X, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	6,785,000	6,785,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XF0374, 0.47% 8/5/16 (Liquidity Facility Bank of America NA) (a)(c)	9,000,000	9,000,000
Series 16 XM 03 34, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,050,000	10,050,000
Series 16 XM 03 35, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,700,000	6,700,000
Series 16 XM0221, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,800,000	10,800,000
Series 16 ZF0377, 0.47% 8/5/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,375,000	4,375,000
Series Clipper 07 06, 0.48% 8/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	53,850,000	53,850,000
Series Clipper 07 39, 0.47% 8/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	31,500,000	31,500,000
Series EGL 07 0149, 0.47% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	45,000,000	45,000,000
Series Putters 2022, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	35,995,000	35,995,000
Series Putters 2648, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,250,000	9,250,000
Series Putters 3896, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500,000	7,500,000
Series Putters 3898, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM0217, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	36,665,000	36,665,000
Series BA 15 XM0074, 0.46% 8/5/16 (Liquidity Facility Bank of America NA) (a)(c)	10,000,000	10,000,000
Series Clipper 07 08, 0.47% 8/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	15,450,000	15,450,000
Series Putters 3530, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,000,000	8,000,000
Series Putters 3531, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,495,000	12,495,000
Series Putters 3548, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,925,000	9,925,000
Series Putters 3650, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,800,000	11,800,000
Series ROC II R 11824, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	4,665,000	4,665,000
Series ROC II R 11913, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	5,130,000	5,130,000
Massachusetts Health and Edl. Facilities Auth. Participating VRDN Series XL 00 17, 0.54% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,785,000	10,785,000
Massachusetts School Bldg. Auth. Participating VRDN Series XM 03 54, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 15 XF2203, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	4,660,000	4,660,000
Series 16 XM0239, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,625,000	5,625,000
Series 16 ZM0173, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,000,000	10,000,000
Series EGL 14 C031A, 0.47% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	12,375,000	12,375,000
Series EGL 15 0004, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	57,460,000	57,460,000
Series EGL 15 001, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	56,710,000	56,710,000
Series EGL 15 002, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	64,000,000	64,000,000
Series EGL 15 003, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	48,340,000	48,340,000
Series MS 30911, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,700,000	2,700,000
Series Putters 3691, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,885,000	2,885,000
Series Putters 3990, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Series Putters 4357, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335,000	3,335,000
Series Putters 4420, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,400,000	4,400,000
Series ROC II R 14021, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	6,000,000	6,000,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 0.6%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	35,995,000	35,995,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300,000	1,300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN:
Series EGL 06 0054, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	14,795,000	14,795,000
Series ROC II R 11914, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	10,185,000	10,185,000
Series ROC II R 11968, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	5,185,000	5,185,000
		855,220,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.62% 8/5/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,000,000	2,000,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.52% 8/5/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
TOTAL TENDER OPTION BOND
(Cost $869,345,000)		869,345,000

Other Municipal Security - 23.6%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.55%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)	13,400,000	13,400,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	2,100,000	2,100,000
Massachusetts - 23.1%
Andover Gen. Oblig. BAN Series 2016, 1.5% 12/16/16	4,900,000	4,916,819
Beverly Gen. Oblig. BAN 2% 10/20/16	20,200,000	20,263,612
Boston Gen. Oblig. Bonds Series 2016 A, 5% 3/1/17	8,340,000	8,558,942
Boston Wtr. & Swr. Commission Rev. Series A, 0.47% 8/2/16, LOC State Street Bank & Trust Co., Boston, CP	6,250,000	6,250,000
Bourne Gen. Oblig. BAN Series 2016, 2.25% 4/14/17	5,069,900	5,122,101
Burlington Gen. Oblig. BAN Series B, 2% 7/21/17	4,400,000	4,455,072
Cambridge Gen. Oblig. Bonds Series 2013, 3% 2/15/17	3,775,000	3,824,384
Eastham Massachusetts BAN Series 2016, 2.25% 6/16/17	5,700,000	5,773,095
Falmouth Gen. Oblig. BAN 2% 12/16/16	13,600,000	13,675,961
Gloucester Gen. Oblig. BAN:
Series 2015, 2% 8/12/16	17,500,000	17,509,017
Series 2016, 1.5% 2/3/17	6,720,000	6,747,005
2% 2/3/17	11,925,000	12,017,256
Hingham Gen. Oblig. BAN 2% 5/18/17	4,537,735	4,583,178
Marblehead Gen. Oblig. BAN 2% 8/5/16	5,441,930	5,442,823
Marlborough Gen. Oblig. Bonds Series 2016, 4% 6/15/17	1,494,000	1,537,254
Massachusetts Clean Wtr. Trust Bonds:
(Pool Prog.) Series 2004 A, 5.25% 2/1/17	1,885,000	1,929,703
Series 14, 3% 8/1/16	325,000	325,000
Series 2006 12, 5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	1,145,000	1,145,000
Series 2010 A15, 3% 8/1/16	1,000,000	1,000,000
5% 8/1/16	2,950,000	2,950,000
Massachusetts Dev. Fin. Agcy. Series 5, 0.45% 9/7/16, LOC TD Banknorth, NA, CP	8,233,000	8,233,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 0.9% tender 8/16/16 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	25,500,000	25,500,000
Massachusetts Gen. Oblig. Bonds:
Series 2003 D, 5.5% 10/1/16	340,000	342,739
Series 2006 D, 4.75% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	1,000,000	1,000,000
Series 2006 E, 5% 11/1/16 (Pre-Refunded to 11/1/16 @ 100)	3,390,000	3,427,964
Series 2012 A, 0.96% 9/1/16 (a)	2,595,000	2,595,000
Series 2012 D, 0.78% 1/1/17 (a)	27,840,000	27,840,000
Series 2013 A, 0.8% 2/1/17 (a)	17,855,000	17,855,000
3% 8/1/16	15,300,000	15,300,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
Series H1:
0.42% tender 8/3/16, CP mode	11,200,000	11,200,000
0.42% tender 8/5/16, CP mode	15,400,000	15,400,000
0.43% tender 8/1/16, CP mode	14,060,000	14,060,000
0.46% tender 9/2/16, CP mode	17,900,000	17,900,000
0.46% tender 9/6/16, CP mode	17,900,000	17,900,000
Series H2:
0.45% tender 10/3/16, CP mode	12,335,000	12,335,000
0.46% tender 8/2/16, CP mode	2,040,000	2,040,000
0.46% tender 10/4/16, CP mode	17,690,000	17,690,000
0.46% tender 10/5/16, CP mode	17,690,000	17,690,000
0.43% 9/2/16, CP	23,284,000	23,284,000
0.43% 9/7/16, CP	27,103,000	27,103,000
0.44% 8/2/16, CP	18,900,000	18,900,000
0.44% 8/4/16, CP	29,700,000	29,700,000
0.44% 8/5/16, CP	39,500,000	39,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 0.85% tender 8/22/16, CP mode	9,500,000	9,500,000
Massachusetts Port Auth. Rev.:
Series 12A, 0.5% 10/11/16, LOC TD Banknorth, NA, CP	8,000,000	8,000,000
Series 2012 A, 0.46% 8/5/16, LOC TD Banknorth, NA, CP	10,800,000	10,800,000
Series 2012 B, 0.49% 8/4/16, LOC TD Banknorth, NA, CP (b)	53,800,000	53,800,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series 2016 A, 5% 11/15/16	2,210,000	2,238,689
Series A:
0.43% 9/1/16, LOC Bank of America NA, CP	17,000,000	17,000,000
0.45% 8/3/16, LOC Bank of America NA, CP	23,450,000	23,450,000
Series B:
0.44% 9/7/16, LOC Citibank NA, CP	29,400,000	29,400,000
0.44% 9/14/16, LOC Citibank NA, CP	22,300,000	22,300,000
0.44% 9/15/16, LOC Citibank NA, CP	50,000,000	50,000,000
0.45% 8/4/16, LOC Citibank NA, CP	5,000,000	5,000,000
0.46% 10/4/16, LOC Citibank NA, CP	13,400,000	13,400,000
0.48% 8/4/16, LOC Citibank NA, CP	14,400,000	14,400,000
Series C:
0.45% 8/2/16, LOC Barclays Bank PLC, CP	17,800,000	17,800,000
0.45% 8/3/16, LOC Barclays Bank PLC, CP	35,700,000	35,700,000
0.45% 8/5/16, LOC Barclays Bank PLC, CP	8,900,000	8,900,000
0.45% 8/11/16, LOC Barclays Bank PLC, CP	28,500,000	28,500,000
0.47% 8/2/16, LOC Barclays Bank PLC, CP	5,000,000	5,000,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds:
Series 07, 0.95% tender 8/2/16 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	10,100,000	10,100,000
0.9% tender 8/10/16 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	3,200,000	3,200,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series 2006 A, 5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	4,235,000	4,235,000
Series 1999, 0.47% 8/5/16, LOC State Street Bank & Trust Co., Boston, CP	6,000,000	6,000,000
Series 99, 0.46% 8/5/16, LOC State Street Bank & Trust Co., Boston, CP	38,700,000	38,700,000
Melrose Gen. Oblig. BAN Series 2015, 1.5% 11/11/16	3,800,000	3,810,451
Nantucket Gen. Oblig. BAN Series 2016, 1.5% 11/10/16	25,100,000	25,166,637
Needham Gen. Oblig. BAN Series 2016, B, 2% 1/18/17	9,285,000	9,342,000
North Middlesex Reg'l. School District BAN 2% 3/17/17	9,100,000	9,174,499
North Reading Gen. Oblig. BAN 2% 6/16/17	3,683,000	3,721,626
Peabody Gen. Oblig. BAN 2% 3/24/17	14,300,000	14,429,909
Plymouth Gen. Oblig. BAN 2% 5/4/17	26,002,000	26,248,763
Quincy Gen. Oblig. BAN:
2% 12/23/16	3,000,000	3,015,828
2% 1/20/17	22,500,000	22,650,766
Salem Gen. Oblig. BAN Series 2016, 1.5% 1/31/17	7,735,650	7,768,659
Salisbury Gen. Oblig. BAN 1.5% 9/15/16	6,356,344	6,363,846
Scituate Gen. Oblig. BAN Series 2016, 2% 2/3/17	5,720,000	5,757,398
Somerville Gen. Oblig. BAN Series 2016 B, 2% 6/9/17	7,331,449	7,411,069
Univ. of Massachusetts Bldg. Auth. Rev. Series A1, 0.48% 8/3/16, LOC State Street Bank & Trust Co., Boston, CP	2,500,000	2,500,000
Woburn Gen. Oblig. BAN Series 2016, 2% 3/30/17	8,561,754	8,636,126
Worcester Gen. Oblig. BAN:
Series 2015 A, 2% 12/21/16	9,835,744	9,890,581
Series 2016 A, 2% 12/21/16	11,343,465	11,411,352
		1,089,545,124
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series A1, 0.9% tender 8/10/16, CP mode (b)	500,000	500,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.93% tender 9/6/16, CP mode (b)	3,500,000	3,500,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 0.9% tender 8/22/16, CP mode (b)	2,900,000	2,900,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,111,945,124)		1,111,945,124
	Shares	Value

Investment Company - 10.4%
Fidelity Municipal Cash Central Fund, 0.43% (f)(g)
(Cost $493,403,000)	493,403,000	493,403,000
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $4,685,854,115)		4,685,854,115
NET OTHER ASSETS (LIABILITIES) - 0.7%		32,647,875
NET ASSETS - 100%		$4,718,501,990

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,825,000 or 1.2% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,875,000 or 0.0% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, 0.64%, tender 8/4/16 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$19,830,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 0.6%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada)	7/1/16	$35,995,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$818,579
Total	$818,579

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,192,451,115)	$4,192,451,115
Fidelity Central Funds (cost $493,403,000)	493,403,000
Total Investments (cost $4,685,854,115)		$4,685,854,115
Cash		396,904
Receivable for investments sold		34,020,070
Receivable for fund shares sold		16,067,163
Interest receivable		4,986,367
Distributions receivable from Fidelity Central Funds		181,708
Other receivables		12,211
Total assets		4,741,518,538
Liabilities
Payable for investments purchased	$4,200,000
Payable for fund shares redeemed	16,991,683
Distributions payable	1,474
Accrued management fee	1,457,275
Other affiliated payables	333,524
Other payables and accrued expenses	32,592
Total liabilities		23,016,548
Net Assets		$4,718,501,990
Net Assets consist of:
Paid in capital		$4,718,613,348
Undistributed net investment income		7,409
Accumulated undistributed net realized gain (loss) on investments		(118,767)
Net Assets, for 4,712,411,119 shares outstanding		$4,718,501,990
Net Asset Value, offering price and redemption price per share ($4,718,501,990 ÷ 4,712,411,119 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Interest		$7,365,549
Income from Fidelity Central Funds		818,579
Total income		8,184,128
Expenses
Management fee	$9,968,709
Transfer agent fees	3,038,394
Accounting fees and expenses	234,993
Custodian fees and expenses	18,433
Independent trustees' fees and expenses	13,460
Registration fees	28,969
Audit	23,594
Legal	12,007
Miscellaneous	32,966
Total expenses before reductions	13,371,525
Expense reductions	(5,469,687)	7,901,838
Net investment income (loss)		282,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(89,749)
Total net realized gain (loss)		(89,749)
Net increase in net assets resulting from operations		$192,541

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$282,290	$647,963
Net realized gain (loss)	(89,749)	1,235,776
Net increase in net assets resulting from operations	192,541	1,883,739
Distributions to shareholders from net investment income	(274,881)	(647,047)
Distributions to shareholders from net realized gain	(537,026)	(318,499)
Total distributions	(811,907)	(965,546)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	3,303,787,771	13,267,152,631
Reinvestment of distributions	780,772	918,174
Cost of shares redeemed	(4,981,467,560)	(13,574,616,851)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,676,899,017)	(306,546,046)
Total increase (decrease) in net assets	(1,677,518,383)	(305,627,853)
Net Assets
Beginning of period	6,396,020,373	6,701,648,226
End of period	$4,718,501,990	$6,396,020,373
Other Information
Undistributed net investment income end of period	$7,409	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Massachusetts Municipal Money Market Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	–A	–A	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.02%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.49%	.49%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.29%F	.05%	.06%	.10%	.17%	.17%
Expenses net of all reductions	.29%F	.05%	.06%	.10%	.17%	.17%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$4,718,502	$6,396,020	$6,701,648	$6,453,250	$6,002,818	$5,353,515

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Effective January 1, 2016 shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Massachusetts Municipal Income Fund	$2,202,033,010	$194,064,023	$(1,877,562)	$192,186,461
Fidelity Massachusetts Municipal Money Market Fund	4,685,854,115	–	–	–

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $307,639,342 and $186,302,993, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.11%	.36%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.08%
Fidelity Massachusetts Municipal Money Market Fund	.11%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Massachusetts Municipal Income Fund	$3,278

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $5,437,879.

Through arrangements with the Income Fund's and Money Market Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Massachusetts Municipal Income Fund	$8,741
Fidelity Massachusetts Municipal Money Market Fund	18,433

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Massachusetts Municipal Income Fund	$4,534
Fidelity Massachusetts Municipal Money Market Fund	13,375

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
Fidelity Massachusetts Municipal Income Fund	.46%
Actual		$1,000.00	$1,035.10	$2.33
Hypothetical-C		$1,000.00	$1,022.58	$2.31
Fidelity Massachusetts Municipal Money Market Fund	.29%
Actual		$1,000.00	$1,000.10	$1.44
Hypothetical-C		$1,000.00	$1,023.42	$1.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Massachusetts AMT Tax-Free Money Market Fund Fidelity® Massachusetts AMT Tax-Free Money Market Fund Institutional Class Service Class Semi-Annual Report July 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/16	% of fund's investments 1/31/16	% of fund's investments 7/31/15
1 - 7	86.0	79.3	84.1
8 - 30	1.7	3.0	1.8
31 - 60	5.1	2.4	3.4
61 - 90	2.9	4.0	2.6
91 - 180	1.7	7.9	2.9
> 180	2.6	3.4	5.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2016
Variable Rate Demand Notes (VRDNs)	43.2%
Tender Option Bond	22.4%
Other Municipal Security	24.2%
Investment Companies	9.8%
Net Other Assets (Liabilities)	0.4%

As of January 31, 2016
Variable Rate Demand Notes (VRDNs)	40.6%
Tender Option Bond	18.5%
Other Municipal Security	22.4%
Investment Companies	10.8%
Net Other Assets (Liabilities)	7.7%

Current And Historical 7-Day Yields

	7/31/16	4/30/16	1/31/16	10/31/15	7/31/15
Fidelity® Massachusetts AMT Tax-Free Money Market Fund	0.16%	0.08%	0.01%	0.01%	0.01%
Institutional Class	0.25%	0.19%	0.01%	0.01%	0.01%
Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2016, the most recent period shown in the table, would have been 0.16% for Massachusetts AMT Tax-Free Money Market Fund, 0.21% for Institutional Class and -0.03% for Service Class.

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 43.2%
	Principal Amount	Value
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.53% 8/5/16, VRDN (a)	$1,300,000	$1,300,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.65% 8/5/16, VRDN (a)	100,000	100,000
Georgia - 0.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.55% 8/5/16, VRDN (a)	900,000	900,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.55% 8/5/16, VRDN (a)	600,000	600,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.46% 8/1/16, VRDN (a)	700,000	700,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.46% 8/1/16, VRDN (a)	300,000	300,000
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.46% 8/1/16, VRDN (a)	500,000	500,000
		3,000,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.65% 8/5/16, VRDN (a)	1,100,000	1,100,000
Massachusetts - 41.4%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.43% 8/5/16, LOC Citibank NA, VRDN (a)	8,650,000	8,650,000
Series 2010 A2:
0.4% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,000,000	4,000,000
0.42% 8/5/16, LOC Barclays Bank PLC, VRDN (a)	9,700,000	9,700,000
Series 2010 A3, 0.48% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	9,300,000	9,300,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.44% 8/5/16, LOC Freddie Mac, VRDN (a)	3,480,000	3,480,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.43% 8/5/16, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	26,690,000	26,690,000
(Boston Univ. Proj.) Series U3, 0.43% 8/5/16, LOC Northern Trust Co., VRDN (a)	5,900,000	5,900,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.44% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,485,000	3,485,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.46% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	4,555,000	4,555,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.46% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,575,000	5,575,000
(Partners HealthCare Sys. Proj.) Series 2011 K2, 0.45% 8/5/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	4,500,000	4,500,000
(Simmons College Proj.) Series G, 0.46% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)	4,755,000	4,755,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.45% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	22,870,000	22,870,000
Series 2010, 0.44% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	980,000	980,000
Series 2014 M2, 0.43% 8/5/16, LOC Bank of New York, New York, VRDN (a)	3,300,000	3,300,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.44% 8/5/16 (Liquidity Facility Citibank NA), VRDN (a)	5,800,000	5,800,000
Series 2001 C, 0.44% 8/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	6,295,000	6,295,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.44% 8/5/16, VRDN (a)	900,000	900,000
Series 2005 I, 0.44% 8/5/16, VRDN (a)	1,850,000	1,850,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.43% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
Series 2009 K, 0.43% 8/5/16, LOC Bank of America NA, VRDN (a)	400,000	400,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.37% 8/1/16, LOC Wells Fargo Bank NA, VRDN (a)	1,220,000	1,220,000
(Boston Univ. Proj.) Series H, 0.44% 8/5/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	13,000,000	13,000,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.42% 8/5/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,900,000	2,900,000
Series 2010 N4, 0.4% 8/1/16, LOC Wells Fargo Bank NA, VRDN (a)	14,700,000	14,700,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.44% 8/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	905,000	905,000
(Fairview Extended Care Proj.) Series B, 0.56% 8/5/16, LOC Bank of America NA, VRDN (a)	2,065,000	2,065,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.43% 8/5/16, VRDN (a)	10,000,000	10,000,000
Series 2001 J2, 0.43% 8/5/16, VRDN (a)	13,025,000	13,025,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.55% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)	8,860,000	8,860,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.43% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
(Wellesley College Proj.):
Series B, 0.43% 8/5/16, VRDN (a)	1,200,000	1,200,000
Series I, 0.43% 8/5/16, VRDN (a)	6,985,000	6,985,000
(Williams College Proj.) Series J, 0.44% 8/5/16, VRDN (a)	431,000	431,000
Series 1999 G, 0.43% 8/5/16, VRDN (a)	1,035,000	1,035,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.48% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	1,730,000	1,730,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Governor Dummer Academy Proj.) Series 1996, 0.46% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	800,000	800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.44% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	2,815,000	2,815,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.47% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,500,000	5,500,000
Series 2008 C2, 0.45% 8/5/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	3,000,000	3,000,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.46% 8/5/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,350,000	9,350,000
		244,506,000
Pennsylvania - 0.4%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.62% 8/5/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,050,000	2,050,000
Texas - 0.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.57% 8/1/16, VRDN (a)	200,000	200,000
Series 2009 A, 0.57% 8/1/16, VRDN (a)	300,000	300,000
Series 2010 B, 0.57% 8/1/16, VRDN (a)	400,000	400,000
Series 2010 C, 0.57% 8/1/16, VRDN (a)	150,000	150,000
Series 2010 D:
0.57% 8/1/16, VRDN (a)	700,000	700,000
0.57% 8/1/16, VRDN (a)	1,300,000	1,300,000
		3,050,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $255,106,000)		255,106,000

Tender Option Bond - 22.4%
Massachusetts - 22.2%
JPMorgan Chase Participating VRDN:
Series Putters 16 5004, 0.39% 8/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,600,000	3,600,000
Series Putters 16 5005, 0.39% 8/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,600,000	5,600,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Series 2016 XF2207, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(b)	2,000,000	2,000,000
Series 2016 XM0137, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,650,000	1,650,000
Series MS 3373, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900,000	900,000
Series Putters 3840, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XF0374, 0.47% 8/5/16 (Liquidity Facility Bank of America NA) (a)(b)	1,000,000	1,000,000
Series 16 XM 03 34, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,200,000	1,200,000
Series 16 XM 03 35, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	800,000	800,000
Series 16 XM0221, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,800,000	4,800,000
Series Clipper 07 06, 0.48% 8/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	17,900,000	17,900,000
Series Clipper 07 39, 0.47% 8/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	14,400,000	14,400,000
Series Putters 3898, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500,000	3,500,000
Series XF 2197, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(b)	1,350,000	1,350,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 0.49% 8/5/16 (Liquidity Facility Bank of America NA) (a)(b)	5,550,000	5,550,000
Series 16 XM0217, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,000,000	10,000,000
Series Putters 3530, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,495,000	4,495,000
Series Putters 3650, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,200,000	3,200,000
0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,660,000	5,660,000
Massachusetts Health and Edl. Facilities Auth. Participating VRDN Series XL 00 17, 0.54% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,550,000	2,550,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000,000	1,000,000
Series EGL 15 0004, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Series EGL 15 001, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Series EGL 15 002, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(b)	6,600,000	6,600,000
Series EGL 15 003, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series Putters 1920, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,985,000	7,985,000
Series Putters 3691, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,425,000	1,425,000
Series Putters 4420, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	600,000	600,000
Series ROC II R 14021, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(b)	1,500,000	1,500,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 0.6%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,300,000	4,300,000
		131,165,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.62% 8/5/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.52% 8/5/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500,000	500,000
TOTAL TENDER OPTION BOND
(Cost $131,865,000)		131,865,000

Other Municipal Security - 24.2%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.55%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)	1,500,000	1,500,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	300,000	300,000
Massachusetts - 23.9%
Andover Gen. Oblig. BAN Series 2016, 1.5% 12/16/16	568,000	569,950
Arlington Gen. Oblig. BAN 2% 11/10/16	1,000,000	1,004,452
Beverly Gen. Oblig. BAN 2% 10/20/16	2,203,000	2,209,939
Bourne Gen. Oblig. BAN Series 2016, 2.25% 4/14/17	500,000	505,148
Cambridge Gen. Oblig. Bonds Series 2015 A, 4% 2/15/17	1,585,000	1,615,472
Falmouth Gen. Oblig. BAN 2% 12/16/16	1,400,000	1,407,820
Gloucester Gen. Oblig. BAN:
Series 2015, 2% 8/12/16	1,900,000	1,900,979
Series 2016, 1.5% 2/3/17	800,000	803,215
2% 2/3/17	1,200,000	1,209,284
Holden Massachusetts Gen. Oblig. BAN Series 2016, 2.25% 6/16/17	4,000,000	4,048,867
Marblehead Gen. Oblig. BAN 2% 8/5/16	600,000	600,098
Massachusetts Clean Wtr. Trust Bonds:
(Pool Prog.) Series 2004 A, 5.25% 8/1/16	5,835,000	5,835,000
Series 2010 A, 4% 8/1/16	1,675,000	1,675,000
Series 2014, 2% 8/1/16	6,000,000	6,000,000
Massachusetts Dev. Fin. Agcy. Series 5, 0.45% 9/7/16, LOC TD Banknorth, NA, CP	1,000,000	1,000,000
Massachusetts Gen. Oblig. Bonds:
Series 2004 B, 5.25% 8/1/16	3,000,000	3,000,000
Series 2004 C, 5.5% 12/1/16	325,000	330,399
Series 2006 D, 5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	1,000,000	1,000,000
Series 2008 A, 5% 8/1/16	550,000	550,000
Series 2011 D, 5% 10/1/16	500,000	503,839
Series 2012 D, 0.78% 1/1/17 (a)	1,900,000	1,900,000
Series 2013 A, 0.8% 2/1/17 (a)	2,225,000	2,225,000
Series B 2013 5% 8/1/16	5,430,000	5,430,000
3% 8/1/16	1,700,000	1,700,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
Series H1:
0.42% tender 8/3/16, CP mode	1,300,000	1,300,000
0.42% tender 8/5/16, CP mode	1,900,000	1,900,000
0.43% tender 8/1/16, CP mode	1,600,000	1,600,000
0.46% tender 9/2/16, CP mode	2,100,000	2,100,000
0.46% tender 9/6/16, CP mode	2,100,000	2,100,000
Series H2:
0.45% tender 10/3/16, CP mode	1,500,000	1,500,000
0.46% tender 10/4/16, CP mode	2,100,000	2,100,000
0.46% tender 10/5/16, CP mode	2,100,000	2,100,000
0.43% 9/2/16, CP	2,800,000	2,800,000
0.43% 9/7/16, CP	3,300,000	3,300,000
0.44% 8/2/16, CP	2,204,000	2,204,000
0.44% 8/4/16, CP	3,400,000	3,400,000
0.44% 8/5/16, CP	4,500,000	4,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 0.85% tender 8/16/16, CP mode	3,000,000	3,000,000
Series 1993 A, 0.85% tender 8/22/16, CP mode	1,300,000	1,300,000
Series 93B, 0.9% tender 9/7/16, CP mode	1,500,000	1,500,000
Massachusetts Port Auth. Rev.:
Series 12A, 0.5% 10/11/16, LOC TD Banknorth, NA, CP	1,000,000	1,000,000
Series 2012 A, 0.46% 8/5/16, LOC TD Banknorth, NA, CP	1,200,000	1,200,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series A:
0.43% 9/1/16, LOC Bank of America NA, CP	2,000,000	2,000,000
0.45% 8/3/16, LOC Bank of America NA, CP	2,800,000	2,800,000
Series B:
0.44% 9/7/16, LOC Citibank NA, CP	3,600,000	3,600,000
0.44% 9/14/16, LOC Citibank NA, CP	2,700,000	2,700,000
0.44% 9/15/16, LOC Citibank NA, CP	6,000,000	6,000,000
0.46% 10/4/16, LOC Citibank NA, CP	1,600,000	1,600,000
0.48% 8/4/16, LOC Citibank NA, CP	1,600,000	1,600,000
Series C:
0.45% 8/2/16, LOC Barclays Bank PLC, CP	2,200,000	2,200,000
0.45% 8/3/16, LOC Barclays Bank PLC, CP	4,300,000	4,300,000
0.45% 8/5/16, LOC Barclays Bank PLC, CP	1,100,000	1,100,000
0.45% 8/11/16, LOC Barclays Bank PLC, CP	3,500,000	3,500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 99, 0.46% 8/5/16, LOC State Street Bank & Trust Co., Boston, CP	4,300,000	4,300,000
Melrose Gen. Oblig. Bonds Series 2015 B, 2% 8/1/16	1,220,000	1,220,000
Nantucket Gen. Oblig. BAN Series 2016, 1.5% 11/10/16	2,901,726	2,909,430
North Middlesex Reg'l. School District BAN 2% 3/17/17	900,000	907,368
Peabody Gen. Oblig. BAN 2% 3/24/17	1,500,000	1,513,627
Plymouth Gen. Oblig. BAN 2% 5/4/17	2,800,000	2,826,564
Quincy Gen. Oblig. BAN 2% 1/20/17	2,500,000	2,516,752
Salem Gen. Oblig. BAN Series 2016, 1.5% 1/31/17	900,000	903,840
Salisbury Gen. Oblig. BAN 1.5% 9/15/16	700,000	700,826
Tyngsborough Gen. Oblig. BAN 1.5% 10/21/16	1,887,977	1,891,377
Woburn Gen. Oblig. BAN Series 2016, 2% 3/30/17	1,000,000	1,008,687
Worcester Gen. Oblig.:
BAN Series 2016 A, 2% 12/21/16	1,200,000	1,207,182
Bonds Series 2015 C, 5% 9/15/16	1,870,000	1,880,432
		141,114,547
TOTAL OTHER MUNICIPAL SECURITY
(Cost $142,914,547)		142,914,547
	Shares	Value

Investment Company - 9.8%
Fidelity Tax-Free Cash Central Fund, 0.42% (d)(e)
(Cost $57,654,685)	57,654,685	57,654,685
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $587,540,232)		587,540,232
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,454,905
NET ASSETS - 100%		$589,995,137

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,300,000 or 0.7% of net assets.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 0.6%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada)	7/1/16	$4,300,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$94,347
Total	$94,347

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $529,885,543)	$529,885,543
Fidelity Central Funds (cost $57,654,689)	57,654,689
Total Investments (cost $587,540,232)		$587,540,232
Cash		209,076
Receivable for fund shares sold		2,525,203
Dividends receivable		641
Interest receivable		1,077,168
Distributions receivable from Fidelity Central Funds		19,744
Receivable from investment adviser for expense reductions		15,730
Other receivables		1,655
Total assets		591,389,449
Liabilities
Payable for investments purchased	$510,000
Payable for fund shares redeemed	737,073
Distributions payable	15,667
Accrued management fee	98,805
Distribution and service plan fees payable	18
Other affiliated payables	32,749
Total liabilities		1,394,312
Net Assets		$589,995,137
Net Assets consist of:
Paid in capital		$589,993,795
Undistributed net investment income		479
Accumulated undistributed net realized gain (loss) on investments		863
Net Assets		$589,995,137
Massachusetts AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($188,019,631 ÷ 187,749,611 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($401,875,229 ÷ 401,459,163 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($100,277 ÷ 100,172 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Interest		$830,679
Income from Fidelity Central Funds		94,347
Total income		925,026
Expenses
Management fee	$607,967
Transfer agent fees	200,860
Distribution and service plan fees	125
Independent trustees' fees and expenses	1,437
Total expenses before reductions	810,389
Expense reductions	(258,175)	552,214
Net investment income (loss)		372,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,345)
Total net realized gain (loss)		(12,345)
Net increase in net assets resulting from operations		$360,467

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$372,812	$68,572
Net realized gain (loss)	(12,345)	414,710
Net increase in net assets resulting from operations	360,467	483,282
Distributions to shareholders from net investment income	(372,333)	(68,563)
Distributions to shareholders from net realized gain	–	(657,144)
Total distributions	(372,333)	(725,707)
Share transactions - net increase (decrease)	(43,218,673)	(86,757,068)
Total increase (decrease) in net assets	(43,230,539)	(86,999,493)
Net Assets
Beginning of period	633,225,676	720,225,169
End of period	$589,995,137	$633,225,676
Other Information
Undistributed net investment income end of period	$479	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Massachusetts AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	–A	.001	–A	–A	–A	–A
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	(.001)	–A	–A	–A	–A
Total distributions	–A	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.04%	.11%	.04%	.02%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.23%F	.05%	.07%	.10%	.17%	.17%
Expenses net of all reductions	.23%F	.05%	.06%	.10%	.17%	.17%
Net investment income (loss)	.08%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$188,020	$200,616	$235,903	$250,871	$272,374	$290,104

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Massachusetts AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	–A	.001	–A	–A	–A	–A
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	(.001)	–A	–A	–A	–A
Total distributions	–A	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.07%	.11%	.04%	.02%	.02%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.16%F	.05%	.07%	.10%	.17%	.15%
Expenses net of all reductions	.16%F	.05%	.06%	.10%	.17%	.15%
Net investment income (loss)	.14%F	.01%	.01%	.01%	.01%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$401,875	$432,509	$484,222	$566,873	$660,561	$982,481

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Massachusetts AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	–A	.001	–A	–A	–A	–A
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	(.001)	–A	–A	–A	–A
Total distributions	–A	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.11%	.04%	.02%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.30%F	.05%	.06%	.10%	.18%	.17%
Expenses net of all reductions	.30%F	.05%	.06%	.10%	.18%	.16%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$100	$100	$100	$146	$94	$534

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective January 1, 2016 shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$587,540,232

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Massachusetts AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$125	$66

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of Massachusetts AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. Massachusetts AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
Massachusetts AMT Tax-Free Money Market Fund	$97,017
Institutional Class	103,818
Service Class	25
$200,860

During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $106,016 and $26, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,487.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Massachusetts AMT Tax-Free Money Market Fund	$69,423
Institutional Class	80,147
Service Class	76

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2016	Year ended January 31, 2016
From net investment income
Massachusetts AMT Tax-Free Money Market Fund	$72,084	$21,765
Institutional Class	300,243	46,787
Service Class	6	11
Total	$372,333	$68,563
From net realized gain
Massachusetts AMT Tax-Free Money Market Fund	$–	$207,228
Institutional Class	–	449,816
Service Class	–	100
Total	$–	$657,144

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended July 31, 2016	Year ended January 31, 2016
Massachusetts AMT Tax-Free Money Market Fund
Shares sold	27,354,324	56,824,175
Reinvestment of distributions	67,678	211,201
Shares redeemed	(40,014,428)	(92,226,287)
Net increase (decrease)	(12,592,426)	(35,190,911)
Institutional Class
Shares sold	66,379,317	108,908,865
Reinvestment of distributions	247,566	416,350
Shares redeemed	(97,253,135)	(160,891,482)
Net increase (decrease)	(30,626,252)	(51,566,267)
Service Class
Reinvestment of distributions	5	110
Net increase (decrease)	5	110

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
Massachusetts AMT Tax-Free Money Market Fund	.23%
Actual		$1,000.00	$1,000.40	$1.14
Hypothetical-C		$1,000.00	$1,023.72	$1.16
Institutional Class	.16%
Actual		$1,000.00	$1,000.70	$.80
Hypothetical-C		$1,000.00	$1,024.07	$.81
Service Class	.30%
Actual		$1,000.00	$1,000.10	$1.49
Hypothetical-C		$1,000.00	$1,023.37	$1.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SMA-SANN-0916
1.854004.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2016